INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Summary of investments

	December 31, 2025	December 31, 2024
Equities	$8,895,559	$779,019
Warrants	—	147,000
	$8,895,559	$926,019

Summary of analysis of investments including related gains and losses

	Year Ended December 31
	2025	2024
Investments, beginning of year	$926,019	$3,596,592
Disposal of investments	(752,634)	(1,097,814)
Realized gains (losses) on investments	160,701	(380,877)
Unrealized gains (losses) on investments	979,160	(1,191,882)
Transferred from investment in associates	7,582,313	—
Investments, end of year	$8,895,559	$926,019

Summary of equities

	December 31, 2025			December 31, 2024
	Shares	Cost	Fair Value	Shares	Cost	Fair Value
Exploits Discovery Corp.	4,157,466	$2,659,473	$311,809	4,157,466	$2,659,473	$187,086
Labrador Gold Corp.	—	—	—	9,865,556	6,953,907	591,933
Kirkland Lake Discoveries Corp.	28,612,500	2,861,250	8,583,750	—	—	—
		$5,520,723	$8,895,559		$9,613,380	$779,019

Schedule of movement in investment in associates

Movement in carrying value	Amount
Investment KLDC, December 31, 2023	$2,861,250
Share of loss of associate during the period	(1,306,722)
Loss on dilution of equity investment	(28,772)
Investment in KLDC, December 31, 2024	1,525,756
Share of loss of associate during the period	(293,654)
Reversal of impairment loss	1,000,237
Gain on dilution of equity investment	43,562
Investment in KLDC, October 21, 2025	2,275,901
Gain on derecognition and remeasurement of investment	5,306,412
Investments, October 22, 2025 (transferred to Investment at FVTPL)	$7,582,313

Summary of warrants	The Company held the following warrants as at December 31, 2024:

	Quantity	Cost	Fair Value
Maritime Resources Corp.	1,532,457	$174,500	$147,000